6. TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Trade accounts receivable, net
Trade accounts receivable, gross		R$ 4,719,137	R$ 3,551,812
Adjustment to present value		(13,316)	(10,121)
Expected credit losses		(605,940)	(503,848)
Trade accounts receivable, net		4,099,881	3,037,843
Current		4,136,421	3,090,691
Non-current		49,864	71,029
Other receivables [member]
Trade accounts receivable, net
Trade accounts receivable, gross		113,949	153,799
Adjustment to present value		(156)	(1,936)
Expected credit losses		(27,389)	(27,986)
Trade accounts receivable, net		86,404	123,877
Current		43,566	59,645
Non-current	[1]	42,838	64,232
Domestic [member] | Trade accounts receivables [member]
Trade accounts receivable, net
Customers		2,002,586	1,336,762
Foreign [member] | Trade accounts receivables [member]
Trade accounts receivable, net
Customers		R$ 2,716,551	R$ 2,215,050

[1]	Weighted average maturity of 2.26 years.